Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the Class A ordinary shares reflected in the balance sheets are reconciled
Gross proceeds	$90,000,000
Less:
Ordinary share issuance costs	(3,246,381)
Plus:
Fair value adjustment of carrying value to redemption value	5,705,929
Contingently redeemable ordinary shares at December 31, 2021	$92,459,548
Less:
Redemption of 6,326,758 shares	(64,996,858)
Plus:
Fair value adjustment of carrying value to redemption value	4,144
Contingently redeemable ordinary shares at March 31, 2022	$27,466,834

Gross proceeds	$90,000,000
Less:
Ordinary share issuance costs	(3,246,381)
Plus:
Fair value adjustment of carrying value to redemption value	5,705,929
Contingently redeemable ordinary shares	$92,459,548

Schedule of the two-class method in calculating earnings per share
	Three Months ended March 31, 2022	Three Months ended March 31, 2021
Ordinary shares subject to possible redemption
Numerator:
Net income (loss) allocable to Class A ordinary shares subject to possible redemption	$(3,007,218)	$477,779
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted	5,414,837	9,000,000
Basic and Diluted net income (loss) per share, Redeemable Class A Ordinary shares	$(0.56)	$0.05
Non-Redeemable Ordinary shares
Numerator:
Net income (loss) allocable to Class B ordinary shares not subject to redemption	$(1,557,247)	$148,855
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	2,804,000	2,804,000
Basic and diluted net income (loss) per share, ordinary shares	$(0.56)	$0.05

	Year Ended December 31, 2021	For the Period from August 20, 2020 (inception) through December 31, 2020
Ordinary shares subject to possible redemption
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$(686,117)	$(319,025)
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted	9,000,000	3,834,783
Basic and Diluted net loss per share, Redeemable Class A Ordinary shares	$(0.08)	$(0.08)

Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Non-Redeemable Class A and Class B ordinary shares not subject to redemption	$(213,763)	$(246,273)
Denominator:
Weighted Average Non-Redeemable Class A and Class B Ordinary shares, Basic and Diluted	2,804,000	2,960,283
Basic and diluted net loss per share, ordinary shares	$(0.08)	$(0.08)